Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 6 – Intangible Assets

On May 10, 2013, the Company purchased United States Patent 7,815,677, “lntraparietal Aortic Valve Reinforcement Device and a Reinforced Biological Aortic Valve” from Leman Cardiovascular, S.A, (the “Patent”), which protects the critical design components and function relationships unique to the Company’s BHV. The BHV is a bioprosthetic, pig heart valve designed to function like a native heart valve and early clinical testing has demonstrated that the BHV may be suitable for the pediatric population, as it accommodates for the growth concomitant with the patient. As of December 31, 2019, the Company performed an impairment analysis and determined that since it is focusing its research and development efforts on its VenoValve and CoreoGraft products and unlikely to continue the development of the BHV in the near future, the Company recorded an impairment loss of $588,822, equal to the remaining unamortized value as of December 31, 2019.

As of December 31, 2019 and 2018, the Company’s intangible asset consisted of the following:

	December 31,
	2019	2018
Patent	$-	$1,100,000
Less: accumulated amortization	-	(433,533)
Total	$-	$666,467

Amortization expense charged to operations for the years ended December 31, 2019 and 2018 was $77,643 and $111,893, respectively, and is reflected in general and administrative expense in the accompanying statements of operations.